Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 136,726,000	$ 153,151,000	$ 126,351,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	24,405,000	14,423,000	22,968,000
Specific reserve, other real estate owned	1,023,000	779,000	1,204,000
Depreciation of bank premises and equipment	25,009,000	24,013,000	26,017,000
Loss (gain) on sale of bank premises and equipment	14,000	(3,658,000)	(2,089,000)
Gain on sale of other real estate owned	(57,000)	(933,000)	(460,000)
Accretion of investment securities discounts	(1,704,000)	(2,608,000)	(4,025,000)
Amortization of investment securities premiums	28,000,000	26,729,000	44,245,000
Investment securities transactions, net	3,682,000	(1,283,000)	(9,601,000)
Impairment charges on available for sale securities	954,000	817,000	1,374,000
Amortization of identified intangible assets	644,000	2,389,000	4,633,000
Stock based compensation expense	1,172,000	1,058,000	414,000
Earnings from affiliates and other investments	(12,176,000)	(10,903,000)	(18,806,000)
Deferred tax benefit	(332,000)	(1,027,000)	(1,817,000)
(Increase) decrease in accrued interest receivable	(111,000)	(807,000)	380,000
Decrease (increase) in other assets	2,967,000	(1,621,000)	20,612,000
Decrease in other liabilities	(6,567,000)	(7,482,000)	(2,274,000)
Net cash provided by operating activities	203,649,000	193,037,000	209,126,000
Investing activities:
Proceeds from maturities of securities	1,075,000		1,200,000
Proceeds from sales and calls of available for sale securities	164,163,000	621,588,000	178,123,000
Purchases of available for sale securities	(352,513,000)	(971,358,000)	(1,384,254,000)
Principal collected on mortgage-backed securities	854,736,000	787,361,000	1,223,532,000
Net increase in loans	(297,689,000)	(502,129,000)	(444,919,000)
Purchases of other investments	(16,355,000)	(20,602,000)	(2,475,000)
Distributions from other investments	18,293,000	18,152,000	5,457,000
Purchases of bank premises and equipment	(19,831,000)	(50,360,000)	(50,016,000)
Proceeds from sales of bank premises and equipment	4,515,000	8,424,000	2,533,000
Proceeds from sales of other real estate owned	16,831,000	18,525,000	23,170,000
Net cash provided by (used in) investing activities	373,225,000	(90,399,000)	(447,649,000)
Financing activities:
Net increase in non-interest bearing demand deposits	219,365,000	263,743,000	200,760,000
Net (decrease) increase in savings and interest bearing demand deposits	(5,458,000)	100,068,000	58,461,000
Net decrease in time deposits	(116,279,000)	(168,611,000)	(303,009,000)
Net decrease in securities sold under repurchase agreements	(30,578,000)	(99,031,000)	(172,298,000)
Other borrowed funds, net	(568,194,000)	(150,006,000)	474,923,000
Repayment of long-term debt	(14,000,000)	(15,310,000)
Purchase of treasury stock	(6,678,000)	(18,923,000)
Proceeds from stock transactions	1,370,000	555,000	265,000
Payments of cash dividends - common	(38,515,000)	(34,762,000)	(28,894,000)
Net cash (used in) provided by financing activities	(558,967,000)	(122,277,000)	230,208,000
Increase (decrease) in cash and cash equivalents	17,907,000	(19,639,000)	(8,315,000)
Cash and cash equivalents at beginning of period	255,146,000	274,785,000	283,100,000
Cash and cash equivalents at end of period	273,053,000	255,146,000	274,785,000
Supplemental cash flow information:
Interest paid	44,560,000	47,273,000	56,818,000
Income taxes paid	65,234,000	80,374,000	60,532,000
Non-cash investing and financing activities:
Net transfer from loans to other real estate owned	$ 3,775,000	$ 2,363,000	$ 9,688,000